Investment Objectives and Goals - Anydrus Advantage ETF	Jul. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: ANYDRUS ADVANTAGE ETF
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Anydrus Advantage ETF (the “Fund”) seeks to provide total return, consisting of capital appreciation and income.